Financial Instruments (Fair Value of Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Asset Derivatives
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - assets	$ 3	$ 59
Derivatives not designated as hedging instruments - assets	139	31
Liability Derivatives
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - liabilities	248	103
Derivatives not designated as hedging instruments - liabilities	$ 71	$ 54